Consolidated statement of profit or loss and other comprehensive income (loss) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of profit or loss and other comprehensive income (loss)
Revenue	€ 45,999	€ 16,892	€ 66,945	€ 60,836	€ 90,246
Cost of sales	(36,227)	(18,539)	(50,928)	(48,791)	(63,849)
Gross profit	9,772	(1,647)	16,017	12,044	26,397
Selling expenses	(5,411)	(5,762)	(11,999)	(12,895)	(12,577)
General administration	(8,532)	(5,472)	(11,404)	(11,792)	(12,538)
Research and development	(2,357)	(1,563)	(2,781)	(3,974)	(5,148)
Other income	1,304	6,914	12,217	9,018	15,985
Other expenses	(2,735)	(275)	(607)	(2,564)	(2,620)
Operating profit (loss)	(7,959)	(7,804)	1,443	(81,772)	32,195
Financial result	(38,726)	(1,978)	(72,178)	(3,824)	9,594
Share of loss from equity method investees	(108)	(307)	(406)		(1,057)
Income (loss) before income tax	(46,793)	(10,090)	(71,141)	(85,596)	40,732
Income tax benefit (expense)	(1,015)	(76)	41	1,492	(2,778)
Net income (loss) for the period	€ (47,809)	€ (10,165)	€ (71,100)	€ (84,104)	€ 37,954
Basic loss per share (in euro per share)	€ (0.84)	€ (0.24)	€ (1.87)	€ (2.41)	€ 1.28
Diluted loss per share (in euro per share)	€ (0.84)	€ (0.24)	€ (1.87)	€ (2.41)	€ 1.28
Items that may be reclassified subsequently to profit or loss / other comprehensive income (loss), net of tax	€ 1,328	€ (1,705)
Total comprehensive income (loss) for the period	(46,481)	(11,870)	€ (72,252)	€ (83,746)	€ 36,346
Attributable to: owners of the group	(46,519)	(11,825)	(72,162)	(83,811)	35,669
Attributable to: non-controlling interests	€ 38	€ (45)	€ (90)	€ 65	€ 677